Condensed Consolidating Statement of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended										8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Total Net revenue	$ 36,289	$ 84,589			$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 342,286	$ 405,922	$ 540,358	$ 553,455	$ 570,372
Operating expenses:
Cost of services	8,976	19,986				35,059							75,286	100,807	128,939	119,193	115,236
Selling, general and administrative, including stock-based and long-term incentive compensation	11,390	20,980				34,266							80,365	98,935	118,940	155,902	114,152
Radio conversion costs	825	931				0							931	0	0	450	18,422
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	17,302	32,508				52,671							130,791	160,973	211,639	236,788	246,753
Depreciation	925	1,073				2,880							7,348	8,360	11,434	8,818	8,160
Loss on goodwill impairment	0												0	214,400	563,549	0	0
Total operating expenses	39,418	75,478				124,876							294,721	583,475	1,034,501	521,151	502,723
Operating (loss) income	(3,129)	9,111			(316,590)	12,280	(201,845)	12,012	14,647	12,896	(11,848)	16,609	47,565	(177,553)	(494,143)	32,304	67,649
Other expense:
Equity in loss of subsidiaries															0	0	0
Interest expense	7,474	27,112				39,077							105,081	114,550	180,770	145,492	127,308
Unrealized loss on derivative financial instruments	0												6,804	0	3,151	0	0
Refinancing expense	0	0				5,697							5,214	5,697	12,238	0	9,500
Total other (income) expense	7,474	(675,712)				44,774							(552,623)	120,247	196,159	145,492	136,808
Loss before income taxes	(10,603)	684,823				(32,494)							600,188	(297,800)	(690,302)	(113,188)	(69,159)
Income tax expense (benefit)	204	438				1,346							1,775	4,039	(11,552)	(1,893)	7,148
Net (loss) income	(10,807)	684,385	$ (54,202)	$ (31,770)	$ (376,911)	(33,840)	(241,792)	(26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	598,413	(301,839)	(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net	0	0				3,269							(940)	23,196	14,378	1,582	4,589
Total other comprehensive (loss) income, net of tax	0	0	$ (472)	$ (468)		3,269	$ 5,521	$ 14,406					(940)	23,196	14,378	1,582	4,589
Comprehensive (loss) income	$ (10,807)	$ 684,385				$ (30,571)							$ 597,473	$ (278,643)	(664,372)	(109,713)	(71,718)
Eliminations
Condensed Income Statements, Captions [Line Items]
Total Net revenue															0	0	0
Operating expenses:
Cost of services															0	0	0
Selling, general and administrative, including stock-based and long-term incentive compensation															0	0	0
Radio conversion costs																0	0
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets															0	0	0
Depreciation															0	0	0
Loss on goodwill impairment															0
Total operating expenses															0	0	0
Operating (loss) income															0	0	0
Other expense:
Equity in loss of subsidiaries															(61,711)	(17,978)	(21,387)
Interest expense															0	0	0
Unrealized loss on derivative financial instruments															0
Refinancing expense															0		0
Total other (income) expense															(61,711)	(17,978)	(21,387)
Loss before income taxes															61,711	17,978	21,387
Income tax expense (benefit)															0	0	0
Net (loss) income															61,711	17,978	21,387
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net															0	0	0
Total other comprehensive (loss) income, net of tax															0	0	0
Comprehensive (loss) income															61,711	17,978	21,387
Parent Issuer
Condensed Income Statements, Captions [Line Items]
Total Net revenue															500,152	519,293	543,181
Operating expenses:
Cost of services															109,201	104,103	101,940
Selling, general and administrative, including stock-based and long-term incentive compensation															79,696	126,201	86,670
Radio conversion costs																391	18,204
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets															204,662	230,313	240,568
Depreciation															10,371	8,101	7,784
Loss on goodwill impairment															527,191
Total operating expenses															931,121	469,109	455,166
Operating (loss) income															(430,969)	50,184	88,015
Other expense:
Equity in loss of subsidiaries															61,711	17,978	21,387
Interest expense															180,770	145,487	127,290
Unrealized loss on derivative financial instruments															3,151
Refinancing expense															12,238		9,500
Total other (income) expense															257,870	163,465	158,177
Loss before income taxes															(688,839)	(113,281)	(70,162)
Income tax expense (benefit)															(10,089)	(1,986)	6,145
Net (loss) income															(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net															14,378	1,582	4,589
Total other comprehensive (loss) income, net of tax															14,378	1,582	4,589
Comprehensive (loss) income															(664,372)	(109,713)	(71,718)
Subsidiary Guarantors
Condensed Income Statements, Captions [Line Items]
Total Net revenue															40,206	34,162	27,191
Operating expenses:
Cost of services															19,738	15,090	13,296
Selling, general and administrative, including stock-based and long-term incentive compensation															39,244	29,701	27,482
Radio conversion costs																59	218
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets															6,977	6,475	6,185
Depreciation															1,063	717	376
Loss on goodwill impairment															36,358
Total operating expenses															103,380	52,042	47,557
Operating (loss) income															(63,174)	(17,880)	(20,366)
Other expense:
Equity in loss of subsidiaries															0	0	0
Interest expense															0	5	18
Unrealized loss on derivative financial instruments															0
Refinancing expense															0		0
Total other (income) expense															0	5	18
Loss before income taxes															(63,174)	(17,885)	(20,384)
Income tax expense (benefit)															(1,463)	93	1,003
Net (loss) income															(61,711)	(17,978)	(21,387)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net															0	0	0
Total other comprehensive (loss) income, net of tax															0	0	0
Comprehensive (loss) income															(61,711)	(17,978)	(21,387)
Non-Guarantors
Condensed Income Statements, Captions [Line Items]
Total Net revenue															0	0	0
Operating expenses:
Cost of services															0	0	0
Selling, general and administrative, including stock-based and long-term incentive compensation															0	0	0
Radio conversion costs																0	0
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets															0	0	0
Depreciation															0	0	0
Loss on goodwill impairment															0
Total operating expenses															0	0	0
Operating (loss) income															0	0	0
Other expense:
Equity in loss of subsidiaries															0	0	0
Interest expense															0	0	0
Unrealized loss on derivative financial instruments															0
Refinancing expense															0		0
Total other (income) expense															0	0	0
Loss before income taxes															0	0	0
Income tax expense (benefit)															0	0	0
Net (loss) income															0	0	0
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net															0	0	0
Total other comprehensive (loss) income, net of tax															0	0	0
Comprehensive (loss) income															$ 0	$ 0	$ 0